Net Debt - Narrative (Details) - Bonds $ in Billions	Jul. 03, 2018 USD ($)
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Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 2.8
Term of bonds	6 years
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Disclosure of detailed information about borrowings [line items]
Term of bonds	10 years